Note 16 - Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets
	(in thousands)
Assets:	2018	2017
Cash	$3,438	$4,268
Investment in bank subsidiary	99,134	92,247
Other assets	1,198	2,167
Total assets	$103,770	$98,682

Liabilities:
Junior subordinated deferrable interest debentures	$12,874	$12,840
Other borrowings	9,750	10,000
Other liabilities	202	138

Total liabilities	22,826	22,978

Shareholders' equity	80,944	75,704

Total liabilities and shareholders’ equity	$103,770	$98,682

Condensed Income Statement [Table Text Block]
	(in thousands)
Condensed Statements of Income	2018	2017	2016
Income – dividends from bank subsidiary	$4,500	$28,000	$2,575
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(1,346)	(835)	(703)
Income before equity in undistributed net income of bank subsidiary	3,154	27,165	1,872
Equity in undistributed net income of bank subsidiary	5,066	(23,319)	3,649
Net income	$8,220	$3,846	$5,521

Condensed Cash Flow Statement [Table Text Block]
	(in thousands)
Condensed Statements of Cash Flows	2018	2017	2016
Cash flows from operating activities:
Net income	$8,220	$3,846	$5,521
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(5,066)	23,319	(3,649)
Stock option expense	165	100	-
Depreciation and amortization	34	34	39
Loss on disposal of premises	-	-	91
(Increase) decrease in other assets	969	(945)	17
Increase (decrease) in other liabilities	40	(86)	32
Net cash provided by operating activities	4,362	26,268	2,051

Cash flows from investing activities:
Acquisition of Benchmark	(3,413)	(30,752)	-
Proceeds from sale of premises	-	-	170

Net cash provided by (used in) investing activities	(3,413)	(30,752)	170

Cash flows from financing activities:
Proceeds from other borrowings	-	10,000	-
Principal payments on other borrowings	(250)	-	-
Purchase treasury stock	-	-	(833)
Proceeds from sale of treasury shares	39	27	18
Cash dividends paid	(1,568)	(1,569)	(1,446)
Net cash provided by (used in) financing activities	(1,779)	8,458	(2,261)
Net increase (decrease) in cash	(830)	3,974	(40)
Cash at beginning of the year	4,268	294	334
Cash at end of the year	$3,438	$4,268	$294